Retirement benefits - Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age (Detail) - Plan [member] - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom [member]
Disclosure Of Forecast Life Expectancies [line items]
Current pensioners at 65 - male	24	24	24
Current pensioners at 65 - female	26	26	26
Future pensioners at 65 - male	25	25	25
Future pensioners at 65 - female	28	28	28
United States [member]
Disclosure Of Forecast Life Expectancies [line items]
Current pensioners at 65 - male	21	21	21
Current pensioners at 65 - female	23	23	23
Future pensioners at 65 - male	22	22	22
Future pensioners at 65 - female	24	24	24